CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive aggregate of excluded number of shares	166,213	124,731	157,290	114,299	63,642
Diamond eagle acquisition | Class B ordinary shares
Antidilutive aggregate of excluded number of shares	1,312,500